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                      The Advisors' Inner Circle Fund III

                                 [LOGO OMITTED]

                         Chiron SMid Opportunities Fund
                              TICKER SYMBOL: CSMOX
                                 CLASS I SHARES

                               SUMMARY PROSPECTUS
                               SEPTEMBER 27, 2017

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at https://chironfunds.com/. You can also get this information at no cost by calling 877-9-CHIRON (877-924-4766), by sending an e-mail request to chironim@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated September 27, 2017, as they may be amended from time to time, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

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Chiron SMid Opportunities Fund

INVESTMENT OBJECTIVE
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The Chiron SMid Opportunities Fund (the "Fund") seeks long-term capital appreciation by pursuing a global investment strategy.

FUND FEES AND EXPENSES
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This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

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Management Fees                                                           0.90%
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Other Expenses(1)                                                         0.70%
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Total Annual Fund Operating Expenses                                      1.60%
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Less Fee Reductions and/or Expense Reimbursements(2)                     (0.40)%
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Total Annual Fund Operating Expenses After Fee
Reductions and/or Expense Reimbursements                                  1.20%
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(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) Chiron Investment Management, LLC (the "Adviser" or "Chiron") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's average daily net assets until February 28, 2019 (the "Expense Limitation"). Chiron may recover all or a portion of its prior fee reductions or expense reimbursements made during the three year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Expense Limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by Chiron, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                         1 YEAR                3 YEARS
                      -----------------------------------
                          $122                  $442
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
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The Fund seeks to achieve its objective by investing, under normal market conditions, in companies located around the globe and at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by small to middle market capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. Small to middle market capitalization, or SMID, companies are companies with market capitalizations of $10.0 billion or less at the time of purchase. Securities in which the Fund may invest include common stock, including initial public offerings ("IPOs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), Real Estate Investment Trusts ("REITs") and exchange traded funds ("ETFs").

Chiron Investment Management, LLC ("Chiron" or the "Adviser"), the Fund's investment adviser, utilizes a "quantamental" approach, which combines quantitative and fundamental research. The quantitative process seeks to identify opportunities for capital appreciation in various industries, sectors and geographic areas with the fundamental approach seeking to identify changes not captured by the quantitative research, such as regulatory environment and industry dynamics. As markets are not static and go through various stages where growth, value or growth

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at a reasonable price (also known as "GARP," which is a combination of growth and value styles) may be rewarded, Chiron seeks to identify the current stage in each market in which it invests and makes investment decisions accordingly, in order to capitalize on the underlying factors driving that particular market stage. Chiron aims to reduce volatility and risk through diversifying its investment choices across a wide range of industries, sectors and geographic areas.

Chiron also uses a quantamental approach to security selection. The quantitative process will include factors to determine which style of equities are attractive (growth, value or GARP) and which particular issues are attractive within each style. Fundamental research then further investigates the particular issues for information and changes that quantitative research cannot capture including management behavior, regulatory environment and industry dynamics. The melding of this process contributes to the decision as to which securities are selected for the Fund and the appropriate weighting each should have within the Fund.

Pursuant to its global investment strategy, the Fund has no geographic limits on where its investments may be located. Under normal market conditions, the Fund may allocate a substantial portion of its assets to non-U.S. securities, including emerging market issuers. An emerging market country is any country determined by Chiron to have an emerging market economy. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries.

The Fund may use derivatives, including swaps, purchased options, futures and currency forward contracts, to attempt to both increase the return of the Fund and to hedge (protect) the value of the Fund's assets. The Fund may use swaps, purchased options and/or futures to create long equity exposure without investing directly in equity securities. The Fund may also use currency forwards to increase or decrease exposure to a given currency.

PRINCIPAL RISKS
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As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders investments in the Fund are set forth below.

CURRENCY RISK - As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case

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of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DEPOSITARY RECEIPT RISK - ADRs and GDRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market in the United States or elsewhere. ADRs and GDRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

DERIVATIVES RISK - The Fund's use of futures contracts, forward contracts, options and swaps is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk, liquidity risk and market risk are described below. The Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

EXCHANGE TRADED FUNDS RISK - When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its net asset values, and the difference between an ETF's trading price and its net asset value may be magnified during market disruptions.

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FOREIGN INVESTMENT/EMERGING MARKETS RISK - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

GROWTH STYLE RISK - The Fund may pursue a "growth style" of investing, meaning that the Fund may invest in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

INITIAL PUBLIC OFFERINGS RISKS - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Fund for investing, and IPO shares may underperform relative to the shares of more established companies. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to portfolio turnover risk, which is discussed below. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

LEVERAGE RISK - The risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY RISK - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

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MANAGEMENT RISK - The value of the Fund may decline if the Adviser's judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

MARKET RISK - The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

NEW FUND RISK - Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PORTFOLIO TURNOVER RISK - The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Fund taxed as ordinary income, which may limit the tax efficiency of the Fund.

REITs RISK - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs are subject to the risks associated with the direct ownership of real estate, which include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK - The small and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

VALUE STYLE RISK - Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding



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earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION
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The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund's website at www. chironfunds.com or by calling toll-free to 877-9-CHIRON (877-924-4766).

INVESTMENT ADVISER
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Chiron Investment Management, LLC

PORTFOLIO MANAGERS
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Grant Sarris, CFA, Portfolio Manager, has managed the Fund since its inception in 2017.

Brian Cho, CFA, Portfolio Manager, has managed the Fund since its inception in 2017.

PURCHASE AND SALE OF FUND SHARES
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To purchase shares of the Fund for the first time, you must invest at least
$100,000, except that there is no minimum initial investment for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a financial intermediary that has entered into an agreement with the Fund's distributor to purchase such shares. There is no minimum for subsequent investments. In its sole discretion, the Fund may waive the minimum initial investment amount or accept investments of smaller amounts from any investor, including, but not limited to:

o    current employees of Chiron and their friends and family members; and

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o    investors who purchase shares through fee-based advisory platforms whose sponsoring financial institutions have entered into an agreement with the Fund's distributor.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange (the "NYSE") is open for business by contacting the Fund directly by mail at Chiron Funds, P.O. Box 588, Portland, ME 04112 (Express Mail
Address: Chiron Funds, c/o Atlantic Shareholder Services, LLC, Three Canal Plaza, Ground Floor, Portland, ME 04101) or telephone at 877-9-CHIRON (877-924-4766).

If you own your shares through an account with a broker or other financial intermediary, contact that broker or financial intermediary to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
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The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER
FINANCIAL INTERMEDIARIES
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If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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                                                                 CHI-SM-002-0100